Fees Summary	Oct. 07, 2024 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $1,655,750.00.
Narrative - Max Aggregate Offering Price	$ 1,655,750.00